BASIC AND DILUTED NET EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
BASIC AND DILUTED NET EARNINGS PER SHARE [Abstract]
Calculation of Basic and Diluted Earnings Per Share

	Year ended December 31,
	2012	2011	2010
Numerator:
Net income available to shareholders of Ordinary shares	$6,997	$690	$5,745

Denominator:
Denominator for basic earnings per share - weighted average number of Ordinary shares, net of treasury stock	218,972,262	215,884,160	215,340,549
Effect of dilutive securities:
Employee stock options	1,333,181	1,841,885	1,020,238
Warrants	1,725,231	5,339,873	3,358,216
Denominator for diluted net earnings per share - adjusted weighted average number of shares	222,030,674	223,065,918	219,719,003